Quaint Oak Bancorp, Inc (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 12,400	$ 11,687
Premises and equipment, net	1,608	1,124
Other assets	811	605
Total Assets	117,375	109,189
Liabilities and Stockholders' Equity
Stockholders' equity	16,837	15,696	15,191
Total Liabilities and Stockholders' Equity	117,375	109,189
Income
Interest income	5,836	5,530
Expenses [Abstract]
Occupancy and equipment expense	347	226
Other expenses	315	223
Total Non-Interest Expense	3,891	2,947
Income before Income Taxes	1,573	882
Income Tax Benefit	(592)	(354)
Net Income	981	528
Operating Activities
Net Income	981	528
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	106	54
Stock-based compensation expense	230	202
Net Cash (Used in) Provided by Operating Activities	(3,609)	389
Investing Activities
Net decrease in investment in interest-earning time deposits	(50)	(2,081)
Purchase of premises and equipment	(590)	(105)
Net Cash Used in Investing Activities	(2,374)	(3,858)
Financing Activities
Repayment of borrowings	0	(423)
Dividends paid	(153)	(134)
Purchase of treasury stock	(33)	(47)
Net Cash Provided by Financing Activities	6,696	6,506
Net Increase in Cash and Cash Equivalents	713	3,037
Cash and Cash Equivalents - Beginning of Year	11,687	8,650
Cash and Cash Equivalents - End of Year	12,400	11,687
Parent Company [Member]
ASSETS
Cash and cash equivalents	521	516
Investment in Quaint Oak Bank	15,253	14,178
Premises and equipment, net	1,020	973
Other assets	61	44
Total Assets	16,855	15,711
Liabilities and Stockholders' Equity
Other liabilities	18	15
Stockholders' equity	16,837	15,696
Total Liabilities and Stockholders' Equity	16,855	15,711
Income
Interest income	3	6
Rental income	84	79
Total Income	87	85
Expenses [Abstract]
Occupancy and equipment expense	60	87
Other expenses	90	76
Total Non-Interest Expense	150	163
Income before Income Taxes	(63)	(78)
Equity in Undistributed Net Income of Subsidiary	1,023	581
Income Tax Benefit	21	25
Net Income	981	528
Operating Activities
Net Income	981	528
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income in subsidiary	(1,023)	(581)
Depreciation expense	22	21
Stock-based compensation expense	294	201
Increase (decrease) in other assets	(17)	(4)
Increase in other liabilities	3	63
Net Cash (Used in) Provided by Operating Activities	260	228
Investing Activities
Net decrease in investment in interest-earning time deposits	0	513
Purchase of premises and equipment	(69)	(9)
Net Cash Used in Investing Activities	(69)	504
Financing Activities
Repayment of borrowings	0	(423)
Dividends paid	(153)	(134)
Purchase of treasury stock	(33)	(47)
Net Cash Provided by Financing Activities	(186)	(604)
Net Increase in Cash and Cash Equivalents	5	128
Cash and Cash Equivalents - Beginning of Year	516	388
Cash and Cash Equivalents - End of Year	$ 521	$ 516